Portfolio of Investments May 31, 2026
Preferred Securities and Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.2%
5342852484 CORPORATE BONDS - 87.9% (a) 5342852484
AUTOMOBILES & COMPONENTS - 1.0%
$ 43,118,000 (b),(c),(d) General Motors Financial Co Inc 5.750 % N/A $ 42,707,861
16,979,000 (b),(c),(d) General Motors Financial Co Inc 5.700 N/A 16,982,481
TOTAL AUTOMOBILES & COMPONENTS 59,690,342
BANKS - 53.1%
44,883,000 (c),(e) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 49,060,934
15,686,000 (c),(e) Banco Bilbao Vizcaya Argentaria SA 7.125 N/A 15,808,021
52,800,000 (b),(c),(e) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 55,369,776
6,382,000 (c),(e) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 6,393,756
10,700,000 (c),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 10,676,246
16,450,000 (c),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 16,516,655
27,655,400 (c),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 29,146,192
13,200,000 (c),(e) Banco Santander SA 7.250 N/A 13,289,654
78,000,000 (c),(e) Banco Santander SA 9.625 N/A 91,691,808
85,000,000 (c),(e) Banco Santander SA 8.000 N/A 91,178,565
44,789,000 (c),(d) Bank of America Corp 6.250 N/A 45,455,897
70,396,000 (c),(d) Bank of America Corp 6.625 N/A 72,753,844
79,372,000 (d) Bank of Montreal 7.300 11/26/84 83,290,754
29,666,000 (d) Bank of Montreal 6.875 11/26/85 30,176,611
37,542,000 (d) Bank of Montreal 7.700 05/26/84 39,287,478
15,255,000 (d) Bank of Nova Scotia/The 8.000 01/27/84 16,133,108
51,320,000 (d) Bank of Nova Scotia/The 6.875 10/27/85 51,828,479
96,433,000 (c),(e) Barclays PLC 9.625 N/A 106,751,042
32,101,000 (b),(c),(e) Barclays PLC 7.625 N/A 33,809,736
31,020,000 (c),(e) Barclays PLC 8.000 N/A 32,555,521
28,802,000 (c),(e),(f) BNP Paribas SA 0.000 N/A 28,840,651
42,213,000 (b),(c),(e),(f) BNP Paribas SA 7.450 N/A 43,559,764
32,326,000 (b),(c),(e),(f) BNP Paribas SA 7.375 N/A 33,495,361
64,127,000 (c),(e),(f) BNP Paribas SA 8.000 N/A 68,571,642
38,013,000 (c),(e),(f) BNP Paribas SA 8.500 N/A 40,135,912
24,811,000 (c),(e),(f) BNP Paribas SA 9.250 N/A 26,042,147
39,550,000 (c),(e),(f) BNP Paribas SA 7.750 N/A 41,465,248
57,350,000 (d) Canadian Imperial Bank of Commerce 6.500 07/28/86 57,271,482
41,102,000 (d) Canadian Imperial Bank of Commerce 7.000 10/28/85 42,313,153
41,168,000 (d) Canadian Imperial Bank of Commerce 6.950 01/28/85 41,857,687
9,885,000 (c),(d) Citigroup Inc 7.375 N/A 10,185,959
22,271,000 (c),(d) Citigroup Inc 7.625 N/A 23,204,979
34,157,000 (c),(d) Citigroup Inc 7.125 N/A 34,878,191
33,224,000 (b),(c),(d) Citigroup Inc 7.000 N/A 34,440,723
60,359,000 (c),(d) Citigroup Inc 6.625 N/A 61,274,887
12,000,000 (c),(d) Citigroup Inc 6.950 N/A 12,212,784
24,862,000 (c),(d) Citigroup Inc 6.875 N/A 25,358,370
15,174,000 (c),(d),(g) Citizens Financial Group Inc (TSFR3M + 3.265%) 6.938 N/A 15,183,074
12,672,000 (c),(d),(g) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.097 N/A 12,630,127
46,064,000 (c),(e),(f) Credit Agricole SA 7.125 N/A 47,513,081
65,935,000 (b),(c),(e),(f) Credit Agricole SA 6.700 N/A 66,113,684
7,016,000 (c),(d),(g) Fifth Third Bancorp (TSFR3M + 3.295%) 6.994 N/A 7,023,430
20,174,000 (c),(d),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.908 N/A 20,200,145
22,326,000 (c),(d) First Citizens BancShares Inc/NC 7.000 N/A 22,426,668
53,510,000 (c),(e) HSBC Holdings PLC 8.000 N/A 55,485,001
44,378,000 (c),(e) HSBC Holdings PLC 6.875 N/A 45,448,042
61,624,000 (b),(c),(e) HSBC Holdings PLC 6.950 N/A 63,446,407
14,612,000 (c),(e) HSBC Holdings PLC 6.950 N/A 14,862,771
23,331,000 (c),(e) HSBC Holdings PLC 6.750 N/A 23,609,945
20,000,000 (c),(d) Huntington Bancshares Inc/OH 5.625 N/A 20,319,020
24,345,000 (c),(d) Huntington Bancshares Inc/OH 6.250 N/A 24,347,727
53,158,000 (c),(e) ING Groep NV 7.000 N/A 54,687,728
33,907,000 (c),(e) ING Groep NV, Reg S 7.500 N/A 35,006,917
40,809,000 (c),(d) JPMorgan Chase & Co 6.500 N/A 41,823,348
73,116,000 (c),(d) JPMorgan Chase & Co 6.875 N/A 76,323,965

Portfolio of Investments May 31, 2026
(continued)
Preferred Securities and Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 61,481,000 (c),(d) JPMorgan Chase & Co 6.100 % N/A $ 61,970,187
37,007,000 (c),(e) Lloyds Banking Group PLC 8.000 N/A 39,401,501
58,896,000 (b),(c),(e) Lloyds Banking Group PLC 6.750 N/A 60,238,829
89,103,000 (c),(e) NatWest Group PLC 8.125 N/A 97,455,693
86,914,000 (c),(e) NatWest Group PLC 7.300 N/A 89,518,726
10,190,000 (c),(e),(f) Nordea Bank Abp 6.300 N/A 10,276,921
61,602,000 (c),(e),(f) Nordea Bank Abp 6.750 N/A 62,260,156
9,835,000 (c),(d) PNC Financial Services Group Inc/The 6.000 N/A 9,840,031
6,555,000 (c),(d) PNC Financial Services Group Inc/The 6.200 N/A 6,640,458
45,844,000 (c),(d) PNC Financial Services Group Inc/The 6.250 N/A 46,817,131
80,763,000 (d) Royal Bank of Canada 6.500 05/24/86 79,836,406
49,105,000 (d) Royal Bank of Canada 6 .750 08/24/85 50,323,590
45,240,000 (c),(e),(f) Societe Generale SA 9.375 N/A 47,681,829
39,975,000 (b),(c),(e),(f) Societe Generale SA 8.500 N/A 43,718,179
37,290,000 (b),(c),(e),(f) Societe Generale SA 7.125 N/A 37,025,778
54,126,000 (b),(c),(e),(f) Societe Generale SA 10.000 N/A 59,251,245
25,875,000 (c),(e),(f) Standard Chartered PLC 7.750 N/A 26,542,808
23,016,000 (d) Toronto-Dominion Bank/The 6.350 10/31/85 23,229,542
20,719,000 (d) Toronto-Dominion Bank/The 8.125 10/31/82 21,506,404
48,536,000 (c),(d) Truist Financial Corp 6.669 N/A 48,664,620
12,384,000 (c),(d) Truist Financial Corp 5.100 N/A 12,340,729
2,988,000 (c),(d) US Bancorp 5.300 N/A 2,997,149
44,179,000 (b),(c),(d) Wells Fargo & Co 6.850 N/A 45,784,377
6,580,000 (d) Wells Fargo & Co 7.950 11/15/29 7,229,771
24,750,000 (c),(d) Wells Fargo & Co 7.625 N/A 26,046,826
45,236,000 (c),(d) Wells Fargo & Co 6.125 N/A 45,600,647
TOTAL BANKS 3,224,933,630
CAPITAL GOODS - 1.4%
19,614,000 (d),(f) ILFC E-Capital Trust I 6.270 12/21/65 16,844,541
44,663,000 (d),(f) ILFC E-Capital Trust II 6.630 12/21/65 39,203,426
5,586,000 (c),(d) Sumisho Air Lease Corp 4.125 N/A 5,502,057
27,383,000 (c),(d) Sumisho Air Lease Corp 6.000 N/A 26,552,665
TOTAL CAPITAL GOODS 88,102,689
ENERGY - 4.2%
7,239,000 (d) Enbridge Inc 5.750 07/15/80 7,302,783
14,880,000 (d) Enbridge Inc 7.625 01/15/83 16,231,387
62,532,000 (d) Enbridge Inc 8.500 01/15/84 71,516,410
2,874,000 (c),(d) Energy Transfer LP 6.625 N/A 2,907,330
48,683,000 (c),(d) Energy Transfer LP 7.125 N/A 50,258,430
6,442,000 (c),(d) Energy Transfer LP 6 .500 N/A 6,465,616
5,335,000 (d) Energy Transfer LP 8.000 05/15/54 5,675,805
24,656,000 (d) Energy Transfer LP 6.750 02/15/56 25,119,459
8,380,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 8,943,505
20,460,000 (c),(d),(f) Sunoco LP 7.875 N/A 21,368,150
31,347,000 (d) Transcanada Trust 5.600 03/07/82 31,034,404
11,570,000 (c),(d),(f) Venture Global LNG Inc 9.000 N/A 11,425,924
TOTAL ENERGY 258,249,203
FINANCIAL SERVICES - 12.0%
17,895,000 (d) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 18,548,719
20,600,000 (d) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 20,994,078
12,289,000 (b),(c),(d) Ally Financial Inc 4.700 N/A 11,957,215
23,445,000 (c),(d) Ally Financial Inc 7.100 N/A 23,602,691
8,295,000 (c),(d),(f) Capital Farm Credit ACA 8.393 N/A 8,157,386
25,972,000 (c),(d) Charles Schwab Corp/The 6.100 N/A 26,002,673
3,955,000 (d) Citigroup Capital III 7.625 12/01/36 4,464,041
18,836,000 (c),(d),(f) Compeer Financial ACA 7.875 N/A 19,118,552
6,700,000 (c),(d),(f) Compeer Financial ACA 4.875 N/A 6,599,500
19,089,000 (c),(d) Corebridge Financial Inc 6.875 N/A 19,596,214
36,075,000 (h) Credit Suisse Group AG 7.500 01/17/72 12,265,500
61,301,000 (h) Credit Suisse Group AG 7.500 06/11/72 20,842,340
8,421,000 (h) Credit Suisse Group AG 5.250 02/11/72 2,863,140

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 12,260,000 (h) Credit Suisse Group AG 6.380% 02/21/72 $ 4,168,400
62,450,000 (h) Credit Suisse Group AG 7.250 03/12/72 21,233,000
49,069,000 (h) Credit Suisse Group AG 0.000 01/17/72 16,683,460
32,599,999 (c),(e) Deutsche Bank AG, Reg S 8.130 N/A 34,593,425
36,992,000 (c),(d) Goldman Sachs Group Inc/The 6.850 N/A 37,935,296
33,489,000 (b),(c),(d) Goldman Sachs Group Inc/The 6.125 N/A 33,693,718
45,460,000 (c),(d) Goldman Sachs Group Inc/The 7.500 N/A 47,681,085
20,175,000 (c),(d) Goldman Sachs Group Inc/The 7.500 N/A 21,228,478
23,800,000 (c),(e) Julius Baer Group Ltd, Reg S 7.500 N/A 24,773,248
11,629,000 (c),(e) Nomura Holdings Inc 7.000 N/A 11,988,685
30,495,000 (c),(d) State Street Corp 6.700 N/A 31,354,441
31,679,000 (c),(e),(f) UBS Group AG 7.000 N/A 32,015,875
117,894,000 (c),(e),(f) UBS Group AG 9.250 N/A 136,114,283
29,805,000 (c),(e),(f) UBS Group AG 9.250 N/A 32,243,515
18,420,000 (c),(e),(f) UBS Group AG 7.750 N/A 19,487,807
26,248,000 (c),(d) Voya Financial Inc 7.758 N/A 27,196,734
TOTAL FINANCIAL SERVICES 727,403,499
FOOD, BEVERAGE & TOBACCO - 2.5%
13,835,000 (c),(d),(f) Dairy Farmers of America Inc 7.125 N/A 13,821,027
39,310,000 (c),(d),(f) Land O' Lakes Inc 8.000 N/A 38,916,900
65,313,000 (c),(d),(f) Land O' Lakes Inc 7.250 N/A 59,434,830
46,071,000 (c),(d),(f) Land O' Lakes Inc 7.000 N/A 40,542,480
TOTAL FOOD, BEVERAGE & TOBACCO 152,715,237
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,648,000 (d) CVS Health Corp 6.750 12/10/54 7,974,034
4,343,000 (d) CVS Health Corp 7.000 03/10/55 4,525,034
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,499,068
INSURANCE - 9.1%
19,306,000 (d) American National Group Inc 7.000 12/01/55 18,996,546
51,650,000 (d) Assurant Inc 7.000 03/27/48 52,679,981
64,240,000 (d),(f) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 61,009,620
25,597,000 (d) Corebridge Financial Inc 6.375 09/15/54 25,533,274
5,502,000 (d) Enstar Finance LLC 5.500 01/15/42 5,423,516
9,883,000 (d),(f) Enstar Group Ltd 7.500 04/01/45 10,349,072
24,448,000 (d),(f) MetLife Inc 9.250 04/08/38 28,649,169
11,023,000 (d) MetLife Inc 6.350 03/15/55 11,323,399
9,614,000 (d) MetLife Inc 5.850 03/15/56 9,505,807
14,051,000 (d) PartnerRe Finance B LLC 4.500 10/01/50 13,534,779
21,542,000 (d) Provident Financing Trust I 7.405 03/15/38 22,292,006
5,234,000 (d) Prudential Financial Inc 5.125 03/01/52 5,131,338
13,400,000 (b),(d) Prudential Financial Inc 6.500 03/15/54 13,799,575
12,672,000 (d) Reinsurance Group of America Inc 6.650 09/15/55 12,790,052
35,480,000 (c),(d) RLGH Finance Bermuda Ltd, Reg S 6.875 N/A 35,616,909
74,250,000 (b),(c),(d),(f) SBL Holdings Inc 6.500 N/A 67,504,215
94,664,000 (b),(c),(d),(f) SBL Holdings Inc 9.508 N/A 91,150,158
62,002,000 (c),(e) Standard Life PLC, Reg S 8 .500 N/A 65,686,221
TOTAL INSURANCE 550,975,637
MATERIALS - 0.1%
5,000,000 (c),(d),(f) Cemex SAB de CV 7.200 N/A 5,144,500
TOTAL MATERIALS 5,144,500
MEDIA & ENTERTAINMENT - 0.1%
9,267,000 (c),(d),(f) Farm Credit Bank of Texas 7.750 N/A 9,661,811
TOTAL MEDIA & ENTERTAINMENT 9,661,811
TELECOMMUNICATION SERVICES - 1.3%
14,843,000 (d) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 15,329,316
17,730,000 (d) Rogers Communications Inc 7.125 04/15/55 18,385,347
13,396,000 (d) TELUS Corp 7.000 10/15/55 13,788,463
22,509,000 (d) Vodafone Group PLC 7.000 04/04/79 23,318,176
9,350,000 (d) Vodafone Group PLC 4.125 06/04/81 8,712,794
TOTAL TELECOMMUNICATION SERVICES 79,534,096

Portfolio of Investments May 31, 2026
(continued)
Preferred Securities and Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.9%
$ 5,575,000 (d),(f) AES Andes SA 8.150% 06/10/55 $ 5,838,196
9,618,000 (d) AES Corp/The 7.600 01/15/55 9,808,081
7,093,000 (d),(f) AltaGas Ltd 7.200 10/15/54 7,391,466
10,244,000 (d) CMS Energy Corp 6.500 06/01/55 10,529,326
6,574,000 (d) Dominion Energy Inc 7.000 06/01/54 6,998,762
8,455,000 (d) Duke Energy Corp 6.450 09/01/54 8,805,223
3,498,000 (d) Emera US Finance LLC 6.850 10/01/56 3,545,492
18,153,000 (d) Entergy Corp 7.125 12/01/54 18,824,316
11,121,000 (d) EUSHI Finance Inc 7.625 12/15/54 11,582,155
15,071,000 (d) NextEra Energy Capital Holdings Inc 6.750 06/15/54 15,724,433
10,443,000 (d) PG&E Corp 7.375 03/15/55 10,634,967
10,210,000 (d),(f) Puget Energy Inc 7.250 09/15/56 10,327,139
14,485,000 (d) Sempra 6.550 04/01/55 14,620,493
10,983,000 (d) Sempra 6.375 04/01/56 11,109,656
3,395,000 (c),(d),(f) Vistra Corp 8.000 N/A 3,422,282
5,900,000 (c),(d),(f) Vistra Corp 7.000 N/A 5,938,273
17,517,000 (c),(d),(f) Vistra Corp 8.875 N/A 18,842,512
TOTAL UTILITIES 173,942,772
TOTAL CORPORATE BONDS
(Cost $5,345,904,723) 5,342,852,484
SHARES DESCRIPTION VALUE
74,377,875 EXCHANGE-TRADED FUNDS - 1.2% 74,377,875
2,847,000 (b) Nuveen Preferred And Income ETF 74,377,875
TOTAL EXCHANGE-TRADED FUNDS
(Cost $74,903,375) 74,377,875
SHARES DESCRIPTION RATE VALUE
507610653 PREFERRED STOCK - 8.4% 507610653
BANKS - 1.7%
486,433 Fifth Third Bancorp 7.671 12,442,956
700,100 (i) First Horizon Corp 6.750 17,467,495
280,000 (g) Huntington Bancshares, Inc (TSFR3M + 2.962%) 6.635 6,594,252
285,287 KeyCorp 6.125 7,217,761
1,355,330 KeyCorp 6.200 34,249,189
217,680 KeyCorp 5.625 4,547,335
219,879 KeyCorp 5.650 4,602,068
174,454 Pinnacle Financial Partners, Inc 8.397 4,652,688
302,269 Regions Financial Corp 5.700 7,381,409
TOTAL BANKS 99,155,153
FINANCIAL SERVICES - 2.3%
680,940 Bank of New York Mellon Corp 6.150 17,520,586
558,300 Equitable Holdings, Inc 5.250 10,875,684
518,768 Morgan Stanley 6.375 13,021,077
1,344,835 Morgan Stanley 5.850 31,966,728
870,125 Morgan Stanley 6.625 22,214,291
242,300 Morgan Stanley 6.500 6,108,383
322,188 Morgan Stanley 6.875 8,151,357
350,835 Synchrony Financial 5.625 6,886,891
1,058,054 Voya Financial, Inc 5.350 25,245,168
TOTAL FINANCIAL SERVICES 141,990,165
FOOD, BEVERAGE & TOBACCO - 0.9%
193,870 CHS, Inc 7.875 5,069,701
1,451,502 CHS, Inc 7.100 36,418,185
528,896 CHS, Inc 6.750 13,174,799
44,881 CHS, Inc 7.500 1,155,686
TOTAL FOOD, BEVERAGE & TOBACCO 55,818,371

SHARES DESCRIPTION RATE VALUE
INSURANCE - 3.4%
504,425 (b) American National Group, Inc 7.375% $ 12,434,076
603,290 Aspen Insurance Holdings Ltd 5.625 12,186,458
776,750 Aspen Insurance Holdings Ltd 7.125 19,069,212
191,504 Assurant, Inc 5.250 3,717,093
540,503 Athene Holding Ltd 7.750 13,788,232
1,006,376 Athene Holding Ltd 6.350 24,746,786
1,350,528 Delphi Financial Group, Inc 7.103 33,358,042
2,901,145 Enstar Group Ltd 7.000 63,825,190
182,593 Enstar Group Ltd 7.000 3,651,860
23,571 PartnerRe Ltd 4.875 384,207
556,200 Reinsurance Group of America, Inc 7.125 14,110,794
221,929 Selective Insurance Group, Inc 4.600 3,561,960
TOTAL INSURANCE 204,833,910
TELECOMMUNICATION SERVICES - 0.1%
314,900 AT&T, Inc 4.750 5,813,054
TOTAL TELECOMMUNICATION SERVICES 5,813,054
TOTAL PREFERRED STOCK
(Cost $534,157,181) 507,610,653
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
101271525 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7% 101271525
$ 9,848,000 (c) CoBank ACB 6.250 N/A 9,821,833
33,000,000 (c) CoBank ACB 6.450 N/A 33,161,370
7,057,000 (c) CoBank ACB 7.250 N/A 7,134,140
17,887,000 (c) CoBank ACB 7.125 N/A 18,189,827
9,702,000 (c) CoBank ACB 6.750 N/A 9,772,902
22,524,000 (c) Farm Credit Bank of Texas 7.000 N/A 23,191,453
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $100,374,672) 101,271,525
TOTAL LONG-TERM INVESTMENTS
(Cost $6,055,339,951) 6,026,112,537
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.1%
247,848,307 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670 (k) 247,848,307
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $247,848,307) 247,848,307
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
9090743 REPURCHASE AGREEMENTS - 0.1% 9090743
290,743 (l) Fixed Income Clearing Corporation 1.060 06/01/26 290,743
8,800,000 (m) Fixed Income Clearing Corporation 3.570 06/01/26 8,800,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,090,743) 9,090,743
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,090,743) 9,090,743
TOTAL INVESTMENTS - 103.4%
(Cost $6,312,279,001) 6,283,051,587
OTHER ASSETS & LIABILITIES, NET -  (3.4)% (206,475,374)
NET ASSETS - 100% $ 6,076,576,213
ETF Exchange-Traded Fund
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments May 31, 2026
(continued)
Preferred Securities and Income

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $241,770,301.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
49.2% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 34.6% of Total Investments.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $1,559,356,108 or 24.8% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 1.060% dated 5/29/26 to be repurchased at $290,769 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/35, valued at $296,704.
(m) Agreement with Fixed Income Clearing Corporation, 3.570% dated 5/29/26 to be repurchased at $8,802,618 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/30, valued at $8,976,070.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,971 9/26 $ 215,106,123 $ 216,471,234 $ 1,365,111
U.S. Treasury Long Bond 524 9/26 58,084,975 58,802,625 717,650
U.S. Treasury Ultra Bond 515 9/26 58,214,893 58,919,219 704,326
Total $331,405,991 $334,193,078 $2,787,087

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 5,264,796,644 $ 78,055,840 $ 5,342,852,484
Exchange-Traded Funds 74,377,875 – – 74,377,875
Preferred Stock 507,610,653 – – 507,610,653
U.S. Government and Agency Obligations – 101,271,525 – 101,271,525
Investments Purchased with Collateral from Securities
Lending 247,848,307 – – 247,848,307
Short-Term Investments:
Repurchase Agreements – 9,090,743 – 9,090,743
$ 829,836,835 $ 5,375,158,912 $ 78,055,840 $ 6,283,051,587
Investments in Derivatives:
Futures Contracts* 2,787,087 – – 2,787,087
$ 2,787,087 $ – $ – $ 2,787,087
* Represents net unrealized appreciation (depreciation).
Level 3
Preferred Securities and Income Corporate Bonds
Balance at the beginning of period $28,697,000
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 49,358,840
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $78,055,840
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $49,358,840
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Preferred
Securities and
Income Corporate Bonds
$78,055,840 Indicative Quote Broker Quote $34.00 N/A

Portfolio of Investments May 31, 2026
Flexible Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 94.2%
67989631 COMMON STOCKS - 8.2% 67989631
BANKS - 0.6%
8,700 Citigroup, Inc $ 1,095,330
8,100 JPMorgan Chase & Co 2,424,411
24,200 Wells Fargo & Co 1,876,468
TOTAL BANKS 5,396,209
CAPITAL GOODS - 1.1%
17,000 Carrier Global Corp 1,085,790
3,575 (a) Chart Industries, Inc 742,956
5,200 General Dynamics Corp 1,803,464
3,600 Hubbell, Inc 1,704,996
12,100 nVent Electric plc 2,020,579
2,600 Parker-Hannifin Corp 2,196,038
TOTAL CAPITAL GOODS 9,553,823
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
5,100 (a) Amazon.com, Inc 1,380,264
3,000 Home Depot, Inc 951,420
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,331,684
CONSUMER SERVICES - 0.2%
21,700 Boyd Gaming Corp 1,794,156
TOTAL CONSUMER SERVICES 1,794,156
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
13,100 Walmart, Inc 1,516,325
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,516,325
ENERGY - 0.5%
5,100 Cheniere Energy, Inc 1,146,786
13,100 Exxon Mobil Corp 1,902,906
11,000 Shell plc, ADR 925,320
TOTAL ENERGY 3,975,012
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
8,700 American Tower Corp 1,626,552
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,626,552
FINANCIAL SERVICES - 0.5%
2,900 American Express Co 917,763
1,400 Ameriprise Financial, Inc 623,994
8,300 Bank of New York Mellon Corp 1,157,269
6,200 Morgan Stanley 1,289,600
TOTAL FINANCIAL SERVICES 3,988,626
FOOD, BEVERAGE & TOBACCO - 0.5%
16,500 Coca-Cola Co 1,303,665
15,600 Mondelez International, Inc, Class A 954,252
8,801 Philip Morris International, Inc 1,561,121
TOTAL FOOD, BEVERAGE & TOBACCO 3,819,038
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
14,300 Abbott Laboratories 1,224,080
2,400 Elevance Health, Inc 943,656
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,167,736
INSURANCE - 0.2%
8,500 Progressive Corp 1,618,400
TOTAL INSURANCE 1,618,400
MATERIALS - 0.2%
1,600 Linde plc 796,304
21,100 Smurfit Westrock plc 868,265
TOTAL MATERIALS 1,664,569
MEDIA & ENTERTAINMENT - 0.5%
6,600 Alphabet, Inc, Class C 2,484,438
14,400 Walt Disney Co 1,466,352
TOTAL MEDIA & ENTERTAINMENT 3,950,790

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
2,500 Amgen, Inc $ 841,975
3,500 Danaher Corp 639,345
22,300 Novo Nordisk A.S. (ADR), Sponsored ADR 1,016,434
2,900 Regeneron Pharmaceuticals, Inc 1,782,862
17,400 Roche Holding AG. (ADR), Sponsored ADR 916,655
31,000 Sanofi S.A. (ADR), ADR 1,353,770
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,551,041
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
5,400 Applied Materials, Inc 2,430,324
8,900 Texas Instruments, Inc 2,720,553
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,150,877
SOFTWARE & SERVICES - 0.2%
3,200 Microsoft Corp 1,440,768
TOTAL SOFTWARE & SERVICES 1,440,768
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
9,900 Cisco Systems, Inc 1,192,158
12,300 Corning, Inc 2,228,268
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,420,426
TELECOMMUNICATION SERVICES - 0.4%
43,700 AT&T, Inc 1,083,760
22,700 Telephone and Data Systems, Inc 887,797
8,100 T-Mobile US, Inc 1,518,993
TOTAL TELECOMMUNICATION SERVICES 3,490,550
TRANSPORTATION - 0.1%
2,700 FedEx Corp 1,111,725
TOTAL TRANSPORTATION 1,111,725
UTILITIES - 0.4%
24,400 Alliant Energy Corp 1,747,284
18,782 Sempra 1,674,040
TOTAL UTILITIES 3,421,324
TOTAL COMMON STOCKS
(Cost $52,127,451) 67,989,631
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13660426 CONVERTIBLE BONDS - 1.7% 13660426
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
$ 625,000 Seagate HDD Cayman 3 .500% 06/01/28 6,642,326
500,000 Western Digital Corp 3 .000 11/15/28 7,018,100
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,660,426
TOTAL CONVERTIBLE BONDS
(Cost $1,469,288) 13,660,426
SHARES DESCRIPTION RATE VALUE
26724795 CONVERTIBLE PREFERRED SECURITIES - 3.2% 26724795
BANKS - 1.8%
1,100 Bank of America Corp 7 .250 1,326,919
11,405 Wells Fargo & Co 7 .500 13,381,714
TOTAL BANKS 14,708,633
CAPITAL GOODS - 0.6%
69,005 Boeing Co 6 .000 4,976,641
TOTAL CAPITAL GOODS 4,976,641
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
28,725 Hewlett Packard Enterprise Co 7 .625 3,178,996
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,178,996
UTILITIES - 0.4%
76,750 Southern Co 7 .125 3,860,525
TOTAL UTILITIES 3,860,525
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $25,485,285) 26,724,795

Portfolio of Investments May 31, 2026
(continued)
Flexible Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
583333489 CORPORATE BONDS - 70.7% (b) 583333489
AUTOMOBILES & COMPONENTS - 2.7%
$ 4,100,000 (c),(d) Adient Global Holdings Ltd 7 .500% 02/15/33 $ 4,252,356
1,950,000 Ford Motor Co 5 .291 12/08/46 1,633,709
3,865,000 Ford Motor Credit Co LLC 7 .350 11/04/27 3,987,290
4,955,000 General Motors Co 6 .600 04/01/36 5,329,913
7,376,000 (c),(e),(f) General Motors Financial Co Inc 6 .500 N/A 7,346,936
TOTAL AUTOMOBILES & COMPONENTS 22,550,204
BANKS - 6.4%
9,050,000 (e),(f) Bank of America Corp 6 .625 N/A 9,353,121
3,049,000 (e),(f) Citigroup Inc 7 .375 N/A 3,141,830
14,200,000 (e),(f) Citigroup Inc 6 .625 N/A 14,415,471
3,475,000 (e),(f) Citigroup Inc 6 .875 N/A 3,544,378
4,025,000 (e),(f),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7 .908 N/A 4,030,217
5,825,000 (e),(f) JPMorgan Chase & Co 6 .875 N/A 6,080,572
4,194,000 (e),(f) PNC Financial Services Group Inc/The 6 .200 N/A 4,248,677
7,250,000 (e),(f) Wells Fargo & Co 7 .625 N/A 7,629,878
TOTAL BANKS 52,444,144
CAPITAL GOODS - 3.7%
3,950,000 (d) Builders FirstSource Inc 6 .375 03/01/34 3,946,631
3,875,000 (d) Chart Industries Inc 7 .500 01/01/30 4,011,625
3,820,000 (d) Columbus McKinnon Corp/NY 7 .125 01/31/33 3,871,188
3,750,000 (d) Herc Holdings Inc 7 .000 06/15/30 3,896,524
10,025,000 Regal Rexnord Corp 6 .400 04/15/33 10,623,799
4,147,000 (d) WESCO Distribution Inc 7 .250 06/15/28 4,154,385
TOTAL CAPITAL GOODS 30,504,152
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,120,000 (d) CACI International Inc 6 .375 06/15/33 2,168,168
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,168,168
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
8,494,000 Bath & Body Works Inc 6 .875 11/01/35 8,498,179
4,000,000 (d) Wayfair LLC 7 .750 09/15/30 4,164,032
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,662,211
CONSUMER SERVICES - 2.7%
4,230,000 (d) Caesars Entertainment Inc 6 .500 02/15/32 4,124,115
7,600,000 (d) Light & Wonder International Inc 7 .500 09/01/31 7,908,833
6,050,000 (d) NCL Corp Ltd 7 .750 02/15/29 6,332,608
4,025,000 (d) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7 .125 02/15/31 4,251,531
TOTAL CONSUMER SERVICES 22,617,087
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
5,800,000 (d) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 5,811,040
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 5,811,040
ENERGY - 11.5%
4,950,000 (d) California Resources Corp 8 .250 06/15/29 5,164,434
3,425,000 (d) California Resources Corp 7 .000 01/15/34 3,452,640
10,950,000 (d) Columbia Pipelines Operating Co LLC 6 .544 11/15/53 11,655,986
6,447,000 (f) Enbridge Inc 8 .500 01/15/84 7,373,286
4,050,000 (e),(f) Energy Transfer LP 7 .125 N/A 4,181,062
13,250,000 (f) Energy Transfer LP 8 .000 05/15/54 14,096,423
2,050,000 (d) PBF Holding Co LLC / PBF Finance Corp 9 .875 03/15/30 2,191,703
5,625,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 5,865,345
2,100,000 (f) Phillips 66 Co 6 .200 03/15/56 2,111,111
5,600,000 (d) SM Energy Co 8 .625 11/01/30 5,920,352
1,990,000 (d) Solaris Energy Infrastructure LLC 6 .375 05/15/31 2,021,139
5,686,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 6,068,350
7,906,000 (f) Transcanada Trust 5 .875 08/15/76 7,923,322
2,050,000 (d) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 2,112,215
4,050,000 Valero Energy Corp 6 .625 06/15/37 4,472,694
2,550,000 (d),(e),(f) Venture Global LNG Inc 9 .000 N/A 2,518,246
2,475,000 (d) Venture Global LNG Inc 8 .375 06/01/31 2,575,458

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 4,825,000 Western Midstream Operating LP 6 .150% 04/01/33 $ 5,073,692
TOTAL ENERGY 94,777,458
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
7,917,000 (d) Iron Mountain Inc 7 .000 02/15/29 8,081,951
9,586,000 Piedmont Operating Partnership LP 9 .250 07/20/28 10,439,797
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,521,748
FINANCIAL SERVICES - 6.4%
1,450,000 (e),(f) Ally Financial Inc 7 .100 N/A 1,459,753
5,785,000 Ally Financial Inc 8 .000 11/01/31 6,459,878
5,425,000 (d),(f) Ares Finance Co III LLC 4 .125 06/30/51 5,398,880
4,175,000 Block Inc 6 .500 05/15/32 4,254,258
11,550,000 (e),(f) Goldman Sachs Group Inc/The 7 .500 N/A 12,153,107
2,050,000 (f) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 2,188,496
6,050,000 (f) Morgan Stanley 5 .948 01/19/38 6,260,115
4,075,000 (d) PennyMac Financial Services Inc 7 .125 11/15/30 4,115,163
10,450,000 (e),(f) State Street Corp 6 .700 N/A 10,744,512
TOTAL FINANCIAL SERVICES 53,034,162
FOOD, BEVERAGE & TOBACCO - 2.9%
4,250,000 Altria Group Inc 5 .800 02/14/39 4,304,344
7,500,000 BAT Capital Corp 7 .081 08/02/53 8,450,575
2,042,000 (d),(e),(f) Land O' Lakes Inc 8 .000 N/A 2,021,580
3,300,000 (d),(e),(f) Land O' Lakes Inc 7 .250 N/A 3,003,000
3,200,000 (d),(e),(f) Land O' Lakes Inc 7 .000 N/A 2,816,000
2,965,000 (d) Post Holdings Inc 6 .250 10/15/34 2,938,475
TOTAL FOOD, BEVERAGE & TOBACCO 23,533,974
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
2,100,000 (f) DENTSPLY SIRONA Inc 8 .375 09/12/55 2,116,806
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,116,806
INSURANCE - 2.3%
6,200,000 (c),(d),(e),(h) Allianz SE 6 .550 N/A 6,294,358
10,255,000 (d),(f) Liberty Mutual Group Inc 7 .800 03/15/37 11,475,304
1,303,000 (f) MetLife Inc 6 .350 03/15/55 1,338,509
TOTAL INSURANCE 19,108,171
MATERIALS - 4.3%
8,275,000 ArcelorMittal SA 7 .000 10/15/39 9,232,611
1,885,500 Ashland Inc 6 .875 05/15/43 1,875,579
2,050,000 Celanese US Holdings LLC 7 .330 07/15/29 2,144,819
4,000,000 Celanese US Holdings LLC 7 .550 11/15/30 4,254,716
2,820,000 (d) Compass Minerals International Inc 8 .000 07/01/30 2,972,460
2,025,000 INEOS Finance PLC 7 .500 04/15/29 2,015,014
3,200,000 (d) Olin Corp 6 .625 04/01/33 3,176,519
6,300,000 (c),(d) Owens-Brockway Glass Container Inc 7 .250 05/15/31 6,194,605
3,625,000 Southern Copper Corp 5 .875 04/23/45 3,664,230
TOTAL MATERIALS 35,530,553
MEDIA & ENTERTAINMENT - 2.0%
2,050,000 (c),(d) CCO Holdings LLC / CCO Holdings Capital Corp 7 .375 03/01/31 2,079,023
7,500,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .484 10/23/45 6,932,594
3,795,000 (d) Directv Financing LLC / Directv Financing Co-Obligor Inc 9 .250 06/01/32 3,896,059
2,950,000 Time Warner Cable Enterprises LLC 8 .375 07/15/33 3,314,986
TOTAL MEDIA & ENTERTAINMENT 16,222,662
SOFTWARE & SERVICES - 2.2%
7,575,000 (d) Amentum Holdings Inc 7 .250 08/01/32 7,841,140
3,750,000 (d) Gen Digital Inc 7 .125 09/30/30 3,821,186
4,525,000 Intuit Inc 5 .500 09/15/53 4,093,657
1,925,000 Oracle Corp 6 .500 04/15/38 1,971,997
TOTAL SOFTWARE & SERVICES 17,727,980

Portfolio of Investments May 31, 2026
(continued)
Flexible Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
$ 7,669,000 Hewlett Packard Enterprise Co 6 .350% 10/15/45 $ 7,866,334
8,728,000 (d) Seagate Data Storage Technology Pte Ltd 9 .625 12/01/32 9,694,783
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 17,561,117
TELECOMMUNICATION SERVICES - 3.2%
3,200,000 (f) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 3,304,845
3,825,000 (d) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 3,965,699
1,932,000 (d) GCI LLC 4 .750 10/15/28 1,864,445
7,490,000 (d) Level 3 Financing Inc 8 .500 01/15/36 8,097,896
6,000,000 (f) TELUS Corp 7 .000 10/15/55 6,175,782
3,250,000 (f) Verizon Communications Inc 6 .200 05/14/56 3,298,968
TOTAL TELECOMMUNICATION SERVICES 26,707,635
TRANSPORTATION - 1.2%
3,779,000 XPO CNW Inc 6 .700 05/01/34 3,984,502
1,935,000 (d) XPO Inc 6 .250 06/01/28 1,959,211
3,820,000 (d) XPO Inc 7 .125 06/01/31 3,942,351
TOTAL TRANSPORTATION 9,886,064
UTILITIES - 12.1%
7,750,000 (f) AES Corp/The 7 .600 01/15/55 7,903,164
4,175,000 (f) American Electric Power Co Inc 6 .050 03/15/56 4,140,159
3,950,000 (f) Dominion Energy Inc 6 .875 02/01/55 4,095,838
7,228,000 (f) Dominion Energy Inc 7 .000 06/01/54 7,695,018
1,800,000 (f) Edison International 8 .125 06/15/53 1,838,194
4,514,000 (f) Edison International 7 .875 06/15/54 4,618,048
125,000 (f) Emera US Finance LLC 6 .850 10/01/56 126,697
7,750,000 (f) EUSHI Finance Inc 7 .625 12/15/54 8,071,369
8,290,000 (f) NextEra Energy Capital Holdings Inc 5 .650 05/01/79 8,286,302
2,950,000 (f) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 3,077,903
11,775,000 (d),(e),(f) NRG Energy Inc 10 .250 N/A 12,839,201
8,050,000 (f) PG&E Corp 7 .375 03/15/55 8,197,978
3,122,000 (f) Southern Co/The 6 .375 03/15/55 3,195,726
20,475,000 (d),(e),(f) Vistra Corp 8 .000 N/A 20,639,537
5,090,000 (d),(e),(f) Vistra Corp 7 .000 N/A 5,123,019
TOTAL UTILITIES 99,848,153
TOTAL CORPORATE BONDS
(Cost $583,173,061) 583,333,489
SHARES DESCRIPTION RATE VALUE
56487937 PREFERRED STOCK - 6.9% 56487937
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
46,646 National Storage Affiliates Trust 6 .000 1,063,529
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,063,529
FINANCIAL SERVICES - 1.8%
314,799 Morgan Stanley 7 .125 8,002,191
181,000 Morgan Stanley 6 .625 4,620,930
89,574 Morgan Stanley 6 .875 2,266,222
TOTAL FINANCIAL SERVICES 14,889,343
FOOD, BEVERAGE & TOBACCO - 1.4%
90,213 CHS, Inc 7 .100 2,263,444
384,432 CHS, Inc 6 .750 9,576,201
TOTAL FOOD, BEVERAGE & TOBACCO 11,839,645
INSURANCE - 2.7%
287,059 Allstate Corp 7 .375 7,495,111
81,692 Athene Holding Ltd 6 .350 2,008,806
169,032 Enstar Group Ltd 7 .000 3,718,704
337,825 Reinsurance Group of America, Inc 7 .125 8,570,620
TOTAL INSURANCE 21,793,241

SHARES DESCRIPTION RATE VALUE
UTILITIES - 0.9%
85,590 Algonquin Power & Utilities Corp 8 .864% $ 2,221,060
188,375 SCE Trust VII 7 .500 4,681,119
TOTAL UTILITIES 6,902,179
TOTAL PREFERRED STOCK
(Cost $57,808,187) 56,487,937
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
28598468 STRUCTURED NOTES - 3.5% 28598468
24,600 JPMorgan Chase Bank,
Mandatory Exchangeable
Notes, Linked to Common Stock
of Amazon.com,Inc (110.64% of
the Issue Price)
11 .000% $238.3400 $263.7090 07/21/26 6,360,992
38,000 Merrill Lynch BV Linked To
Echostar Corp (115.70% of the
Issue Price)
19 .000 $10.0000 $86.5128 06/08/26 3,328,710
45,200 Merrill Lynch BV, Linked
To Builders Firstsource Inc.
(124.94% of the Issue Price)
11 .000 $112.1500 $140.1202 08/26/26 3,576,236
64,000 Merrill Lynch BV, Linked to
Knight-Swift Transportation
Holding Inc (119.96% of the
Issue Price)
10 .000 $64.1754 $119.9600 11/25/26 4,462,493
57,600 Nomura America Finance LLC,
Linked to Common Stock of
Netflix, Inc. (116.7% of the Issue
Price)
12 .000 $76.1136 $88.8246 08/25/26 4,780,448
28,300 Nomura America Finance LLC,
Linked to Common Stock of
Take-Two Interactive Software,
Inc. (114.4% of the Issue Price)
10 .000 $208.7114 $238.7658 09/22/26 6,089,589
TOTAL STRUCTURED NOTES
(Cost $28,171,849) 28,598,468
TOTAL LONG-TERM INVESTMENTS
(Cost $748,235,121) 776,794,746
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.2%
17,876,667 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670 (j) 17,876,667
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $17,876,667) 17,876,667
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.9%
24,350,000 REPURCHASE AGREEMENTS - 2.9% 24,350,000
$ 24,350,000 (k) Fixed Income Clearing Corporation 3 .570 06/01/26 24,350,000
TOTAL REPURCHASE AGREEMENTS
(Cost $24,350,000) 24,350,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,350,000) 24,350,000
TOTAL INVESTMENTS - 99.3%
(Cost $790,461,788) 819,021,413
OTHER ASSETS & LIABILITIES, NET -  0.7% 5,619,529
NET ASSETS - 100% $ 824,640,942
ADR American Depositary Receipt
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments May 31, 2026
(continued)
Flexible Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $17,400,049.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $246,622,399 or 30.1% of Total Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
33.9% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.8% of Total Investments.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.570% dated 5/29/26 to be repurchased at $24,357,244 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 4/15/30, valued at $24,837,034.
Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 67,989,631 $ – $ – $ 67,989,631
Convertible Bonds – 13,660,426 – 13,660,426
Convertible Preferred Securities 26,724,795 – – 26,724,795
Corporate Bonds – 583,333,489 – 583,333,489
Preferred Stock 56,487,937 – – 56,487,937
Structured Notes – 28,598,468 – 28,598,468
Investments Purchased with Collateral from Securities
Lending 17,876,667 – – 17,876,667
Short-Term Investments:
Repurchase Agreements – 24,350,000 – 24,350,000
$ 169,079,030 $ 649,942,383 $ – $ 819,021,413